EARNING PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNING PER SHARE [Abstract]
Net income attributable to equity holders of Credicorp	S/ 4,865,540	S/ 4,647,818	S/ 3,584,582
Number of Stock [Abstract]
Ordinary stock, Note 16(a) (in shares)	94,382,317	94,382,317	94,382,317
Less - opening balance of treasury stock (in shares)	(14,849,223)	(14,850,369)	(14,914,734)
Sale (acquisition) of treasury stock, net	(55,283)	(3,615)	26,604
Weighted average number of ordinary shares for basic earnings (in shares)	79,477,811	79,528,333	79,494,187
Plus - dilution effect - stock awards (in shares)	177,709	168,462	182,208
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	79,655,520	79,696,795	79,676,395
Basic earnings per share (in sol per share)	S/ 61.22	S/ 58.44	S/ 45.09
Diluted earnings per share (in sol per share)	S/ 61.08	S/ 58.32	S/ 44.99